Investment Objectives and Goals	Feb. 24, 2025
STKd 100% COIN & 100% NVDA ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% COIN & 100% NVDA ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% COIN & 100% NVDA ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% NVDA & 100% MSTR ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% NVDA & 100% MSTR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% NVDA & 100% MSTR ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% MSTR & 100% COIN ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% MSTR & 100% COIN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% MSTR & 100% COIN ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% COIN & 100% HOOD ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% COIN & 100% HOOD ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% COIN & 100% HOOD ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% NVDA & 100% AMD ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% NVDA & 100% AMD ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% NVDA & 100% AMD ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% TSLA & 100% MSTR ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% TSLA & 100% MSTR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% TSLA & 100% MSTR ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% TSLA & 100% NVDA ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% TSLA & 100% NVDA ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% TSLA & 100% NVDA ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% SMCI & 100% NVDA ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% SMCI & 100% NVDA ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% SMCI & 100% NVDA ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% UBER & 100% TSLA ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% UBER & 100% TSLA ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% UBER & 100% TSLA ETF (the “Fund”) seeks long-term capital appreciation.
STKd 100% META & 100% AMZN ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% META & 100% AMZN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% META & 100% AMZN ETF (the “Fund”) seeks long-term capital appreciation.